July 20, 2011

DREYFUS VARIABLE INVESTMENT FUND

-APPRECIATION PORTFOLIO

Supplement to Prospectus

Dated May 1, 2011

The following information supplements the information contained in the section of the fund’s Prospectus entitled “Fund Details - Goal and Approach”:

In addition to direct investments, the fund may invest in securities of foreign companies in the form of U.S. dollar-denominated American Depositary Receipts (“ADRs”).  ADRs typically are issued by an American bank or trust company and evidence ownership of, and may be converted into, an underlying foreign security.  ADRs are traded in the United States on national securities exchanges and in the over-the-counter market.  The fund may purchase ADRs through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary.  A depositary may establish an unsponsored facility without participation by the issuer of the deposited security.

The following information supplements the information contained in the section of the fund’s Prospectus entitled “Fund Details – Investment Risks”:

ADR risk.  ADRs may be subject to certain of the risks associated with direct investments in foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.  ADRs may be less liquid than the underlying shares in their primary foreign trading market.  Investment restrictions in certain countries also may adversely affect the value of ADRs because such restrictions may limit the ability to convert foreign equity securities into ADRs and vice versa.  Such restrictions may cause the equity securities of the foreign company to trade at a discount or premium to the market price of the related ADR.  In addition, holders of unsponsored ADRs generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such ADRs in respect of the deposited securities.

July 19, 2011

DREYFUSVARIABLE INVESTMENT FUND
-INTERNATIONALVALUE PORTFOLIO

Supplement to Prospectus
dated May 1, 2011

     The following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary – Portfolio Management” and “Fund Details-Management”:

     Investment decisions for the fund are made by a team of portfolio managers. The team members are D. Kirk Henry, the lead portfolio manager, Carolyn Kedersha, Warren Skillman and Clifford Smith.The team has managed the fund since June 2011. Mr. Henry has been the primary or lead portfolio manager of the fund since June 2002 and is a senior managing director and senior portfolio manager at The Boston Company Asset Management Company LLC (TBCAM), an affiliate of The Dreyfus Corporation (Dreyfus), where he has been employed since 1994. He has been a dual employee of TBCAM and Dreyfus since 1996. Ms. Kedersha has been a portfolio manager of the fund since June 2002 and is a managing director and senior portfolio manager on TBCAM’s Non-U.S. Value Team, where she has been employed since 1988. Ms. Kedersha has been a dual employee of TBCAM and Dreyfus since 1994. Mr. Skillman has been a portfolio manager of the fund since June 2011 and is a managing director and senior portfolio manager on TBCAM’s Non-U.S. Value Team, where he has been employed since July 2005. He has been a dual employee ofTBCAM and Dreyfus since December 2007. Mr. Smith has been a portfolio manager of the fund since September 2002 and is a senior portfolio manager and director of research on TBCAM’s Non-U.S. Value Team, where he has been employed since May 1998. Mr. Smith has been a dual employee of TBCAM and Dreyfus since July 2000.

0152S0711

July 19, 2011

DREYFUSVARIABLE INVESTMENT FUND
-INTERNATIONALVALUE PORTFOLIO

Supplement to Summary Prospectus
dated May 1, 2011

     The following information supersedes and replaces any contrary information contained in the section of the fund’s Summary Prospectus entitled “Portfolio Management”:

     The fund’s investment adviser is The Dreyfus Corporation. The fund is managed by a team of portfolio managers consisting of D. Kirk Henry, the lead portfolio manager, Carolyn Kedersha, Warren Skillman and Clifford Smith. The team members hold the following positions atThe Boston Company Asset Management LLC (TBCAM), an affiliate of The Dreyfus Corporation: Mr. Henry is a senior managing director and senior portfolio manager at TBCAM; Ms. Kedersha is a managing director and senior portfolio manager on TBCAM’s Non-U.S. ValueTeam; Mr. Skillman is a managing director and senior portfolio manager on TBCAM’s Non-U.S. Value Team; and Mr. Smith is a senior portfolio manager and director of research on TBCAM’s Non-U.S. Value Team. Each of the portfolio managers is a dual employee of The Dreyfus Corporation andTBCAM and they manage the fund in their capacity as employees of The Dreyfus Corporation.

0152SP-0711STK

July 19, 2011

DREYFUSVARIABLE INVESTMENT FUND
-OPPORTUNISTIC SMALL
CAP PORTFOLIO

Supplement to Prospectus
dated May 1, 2011

     The following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary – Portfolio Management” and “Fund Details-Management”:

     Investment decisions for the fund are made by a team of portfolio managers. The team members are David Daglio, the lead portfolio manager, James Boyd, Dale Dutile and Creighton Kang.The team has managed the fund since June 2011. Mr. Daglio has been the primary or lead portfolio manager of the fund since February 2010 and is a senior vice president at The Boston Company Asset Management Company LLC (TBCAM), an affiliate of The Dreyfus Corporation (Dreyfus), where he has been employed since 1998. He has been a dual employee of TBCAM and Dreyfus since April 2001. Mr. Boyd has been a portfolio manager of the fund since February 2010 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since 2005. He has been a dual employee of TBCAM and Dreyfus since December 2008. Mr. Dutile has been a portfolio manager of the fund since February 2010 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since July 2006. He has been a dual employee ofTBCAM and Dreyfus since December 2008. Mr. Kang has been a portfolio manager of the fund since June 2011 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since January 2007. He has been a dual employee of TBCAM and Dreyfus since May 2011.

0121S0711

July 19, 2011

DREYFUSVARIABLE INVESTMENT FUND
-OPPORTUNISTIC SMALL
CAP PORTFOLIO

Supplement to Summary Prospectus
dated May 1, 2011

     The following information supersedes and replaces any contrary information contained in the fund’s Summary Prospectus entitled “Portfolio Management”:

     The fund’s investment adviser is The Dreyfus Corporation. The fund is managed by a team of portfolio managers consisting of David Daglio, the lead portfolio manager, James Boyd, Dale Dutile and Creighton Kang. The team members hold the following positions at The Boston Company Asset Management LLC (TBCAM); an affiliate of The Dreyfus Corporation: Mr. Daglio is a senior vice president; and Mr. Boyd, Mr. Dutile, and Mr. Kang, each of whom is an equity research analyst and portfolio manager at TBCAM. Each of the portfolio managers is a dual employee of The Dreyfus Corporation and TBCAM and they manage the fund in their capacity as employees of The Dreyfus Corporation.

0121SP-0711STK

July 19, 2011

DREYFUS VARIABLE INVESTMENT FUND

-DREYFUS INTERNATIONAL VALUE PORTFOLIO

-DREYFUS OPPORTUNISTIC SMALL CAP PORTFOLIO

Supplement to Statement of Additional Information

Dated May 1, 2011

The following information supersedes and replaces any contrary information pertaining to the Dreyfus International Value Portfolio or Dreyfus Opportunistic Small Cap Portfolio contained in Part I of the Statement of Additional Information (the “SAI”) entitled “Certain Portfolio Manager Information”:

The portfolio managers for each fund are as follows:

Fund	Portfolio Managers

Dreyfus International Value Portfolio	D. Kirk Henry
Carolyn Kedersha
Warren Skillman
Clifford A. Smith

Dreyfus Opportunistic Small Cap Portfolio	David Daglio
James Boyd

Dale Dutile
Creighton Kang

Ms. Kedersha and Messrs. Boyd, Daglio, Dutile, Henry, Kang, Skillman and Smith are employed by The Dreyfus Corporation (“Dreyfus”) and The Boston Company Asset Management, LLC (“TBCAM”).  TBCAM is an affiliate of Dreyfus.

The following table lists the number and types of other accounts advised by the primary portfolio managers and assets under management in those accounts as of March 31, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed
D. Kirk Henry	15	$5.15Billion	101	$4.45Billion	20*	$4.57Billion
Carolyn Kedersha	1	$38.5Million	1	$14.6Million	1	$50.7Million
Warren Skillman	0	0	0	0	0	0
Clifford A. Smith	1	$324.7Million	0	0	8	$481.2Million
David Daglio	6	$3.20Billion	18	$466Million	25**	$2.69Billion
James Boyd	6	$3.20Billion	18	$466Million	25**	$2.69Billion
Dale Dutile	6	$3.20Billion	18	$466Million	25**	$2.69Billion
Creighton Kang	6	$3.20Billion	18	$466Million	25**	$2.69Billion

* One of the other accounts managed (approximately $146 million in assets) are subject to a performance-based advisory fee.

** Three of the other accounts managed (approximately $609 million in assets) are subject to a performance-based advisory fee.

 None of the accounts, except as otherwise noted, are subject to a performance-based advisory fee.

The dollar range of Fund shares beneficially owned by the primary portfolio managers are as follows, as of March 31, 2011:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Dreyfus International Value Portfolio
D. Kirk Henry	$0
Carolyn Kedersha	$0
Warren Skillman	$0
Clifford A. Smith	$10,001-$50,000
Dreyfus Opportunistic Small Cap Portfolio
David Daglio	$0
James Boyd	$0
Dale Dutile	$0
Creighton Kang	$0

DVIF-SAI-0711-1